Report of Independent Registered Public
Accounting Firm

To the Board of Trustees of Franklin Templeton ETF
Trust and Shareholders of Franklin Disruptive
Commerce ETF, Franklin Exponential Data ETF,
Franklin FTSE Asia ex Japan ETF, Franklin FTSE
Australia ETF, Franklin FTSE Brazil ETF, Franklin FTSE
Canada ETF, Franklin FTSE China ETF, Franklin FTSE
Europe ETF, Franklin FTSE Europe Hedged ETF,
Franklin FTSE France ETF, Franklin FTSE Germany
ETF, Franklin FTSE Hong Kong ETF, Franklin FTSE
India ETF, Franklin FTSE Italy ETF, Franklin FTSE
Japan ETF, Franklin FTSE Japan Hedged ETF, Franklin
FTSE Latin America ETF, Franklin FTSE Mexico ETF,
Franklin FTSE Russia ETF, Franklin FTSE Saudi Arabia
ETF, Franklin FTSE South Africa ETF, Franklin FTSE
South Korea ETF, Franklin FTSE Switzerland ETF,
Franklin FTSE Taiwan ETF, Franklin FTSE United
Kingdom ETF, Franklin Genomic Advancements ETF,
Franklin Intelligent Machines ETF, Franklin Liberty
High Yield Corporate ETF, Franklin Liberty Intermediate
Municipal Opportunities ETF, Franklin Liberty
International Aggregate Bond ETF, Franklin Liberty
Investment Grade Corporate ETF, Franklin Liberty
Municipal Bond ETF, Franklin Liberty Senior Loan ETF,
Franklin Liberty Systematic Style Risk Premia ETF,
Franklin Liberty U.S. Core Bond ETF, Franklin Liberty
U.S. Low Volatility ETF, Franklin Liberty Ultra Short
Bond ETF, Franklin Liberty US Treasury Bond ETF,
Franklin LibertyQ Emerging Markets ETF, Franklin
LibertyQ Global Dividend ETF, Franklin LibertyQ Global
Equity ETF, Franklin LibertyQ International Equity
Hedged ETF, Franklin LibertyQ U.S. Equity ETF,
Franklin LibertyQ U.S. Mid Cap Equity ETF, and
Franklin LibertyQ U.S. Small Cap Equity ETF:

In planning and performing our audits of the financial statements of Franklin Disruptive Commerce ETF,
Franklin Exponential Data ETF, Franklin FTSE Asia ex
Japan ETF, Franklin FTSE Australia ETF, Franklin FTSE
Brazil ETF, Franklin FTSE Canada ETF, Franklin FTSE
China ETF, Franklin FTSE Europe ETF, Franklin FTSE
Europe Hedged ETF, Franklin FTSE France ETF,
Franklin FTSE Germany ETF, Franklin FTSE Hong Kong
ETF, Franklin FTSE India ETF, Franklin FTSE Italy ETF,
Franklin FTSE Japan ETF, Franklin FTSE Japan Hedged
ETF, Franklin FTSE Latin America ETF, Franklin FTSE
Mexico ETF, Franklin FTSE Russia ETF, Franklin FTSE
Saudi Arabia ETF, Franklin FTSE South Africa ETF,
Franklin FTSE South Korea ETF, Franklin FTSE
Switzerland ETF, Franklin FTSE Taiwan ETF, Franklin
FTSE United Kingdom ETF, Franklin Genomic
Advancements ETF, Franklin Intelligent Machines ETF,
Franklin Liberty High Yield Corporate ETF, Franklin
Liberty Intermediate Municipal Opportunities ETF,
Franklin Liberty International Aggregate Bond ETF,
Franklin Liberty Investment Grade Corporate ETF,
Franklin Liberty Municipal Bond ETF, Franklin Liberty
Senior Loan ETF, Franklin Liberty Systematic Style Risk
Premia ETF, Franklin Liberty U.S. Core Bond ETF,
Franklin Liberty U.S. Low Volatility ETF, Franklin
Liberty Ultra Short Bond ETF, Franklin Liberty US
Treasury Bond ETF, Franklin LibertyQ Emerging
Markets ETF, Franklin LibertyQ Global Dividend ETF,
Franklin LibertyQ Global Equity ETF, Franklin LibertyQ
International Equity Hedged ETF, Franklin LibertyQ U.S.
Equity ETF, Franklin LibertyQ U.S. Mid Cap Equity ETF, and Franklin LibertyQ U.S. Small Cap Equity ETF (the
"Funds") as of and for the period ended March 31, 2021, in accordance with the standards of the Public Company
Accounting Oversight Board (United States) (PCAOB), we considered the Funds' internal control over financial reporting, including controls over safeguarding securities, as a basis for designing our auditing procedures for the purpose of expressing our opinion on the financial statements and to comply with the requirements of Form N-CEN, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we do not express an opinion on the effectiveness of the Funds' internal control over financial reporting.

The management of the Funds is responsible for establishing and maintaining effective internal control over financial reporting. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls. A company's internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles. A company's internal control over financial reporting includes those policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect the transactions and dispositions of the assets of the company; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with generally accepted accounting principles, and that receipts and expenditures of the company are being made only in accordance with authorizations of management and directors of the company; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use or disposition of a company's assets that could have a material effect on the financial statements.

Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.

A deficiency in internal control over financial reporting exists when the design or operation of a control does not allow management or employees, in the normal course of performing their assigned functions, to prevent or detect misstatements on a timely basis. A material weakness is a deficiency, or a combination of deficiencies, in internal control over financial reporting, such that there is a reasonable possibility that a material misstatement of the company's annual or interim financial statements will not be prevented or detected on a timely basis.

Our consideration of the Funds' internal control over financial reporting was for the limited purpose described in the first paragraph and would not necessarily disclose all deficiencies in internal control over financial reporting that might be material weaknesses under standards established by the PCAOB. However, we noted no deficiencies in the Funds' internal control over financial reporting and its operation, including controls over safeguarding securities, that we consider to be material weaknesses as defined above as of March 31, 2021.

This report is intended solely for the information and use of the Board of Trustees of Franklin Templeton ETF
Trust and the Securities and Exchange Commission and is not intended to be and should not be used by anyone other than these specified parties.


/s/PricewaterhouseCoopers LLP
San Francisco, California
May 20, 2021